President's Letter

Dear Valued Client,

What a year this has been in the market! Many of us feel as if we've been riding a roller coaster. Record highs one day. Record drops another. But you'll see on the following pages that, overall, your Aetna Retirement Services variable annuity or variable life insurance contract has once again delivered solid returns(1).

The dramatic changes such as those witnessed in the 1998 financial markets reinforce the importance of choosing a competent, long-term financial partner -- one who can help you to weather the dips in the market.

At Aetna Retirement Services, we take our role as your financial partner very seriously, and realize that the dollars we hold are actually your dreams. Perhaps it's your hope of an early retirement. Or a dream home. It may be the promise of your child's or grandchild's college education. Or the pride you take in knowing that your family is financially secure because of the financial plans you've made with us in retirement. Whatever your goals, our team of professionals is here to help you achieve them.

As we move through 1999, I want you to know that we are prepared to help meet your needs well into the next millennium. We have a team of extremely competent business experts and systems leading our charge in addressing the Year 2000 bug. In fact, we are making steady progress in systems remediation, and expect to be Year 2000 ready by mid-1999.

My colleagues at Aetna Retirement Services and I look forward to continuing our partnership into the next millennium. Thank you for your confidence and support.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney


--------------------------
(1)Remember that past performance is no indication of future results.

Variable Annuity Account G

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments, at net asset value: (Note 1)
                                                                                      Net
                                                  Shares            Cost           Assets
                                                  ------            ----           ------
Oppenheimer Funds:
  Aggressive Growth Fund:                      1,042,798    $ 41,378,486     $ 46,748,625
  Bond Fund:                                     972,970      11,406,930       11,986,988
  Global Securities Fund:                      1,729,839      30,909,311       38,177,558
  Growth Fund:                                 1,435,777      38,911,510       52,649,944
  High Income Fund:                            1,916,642      21,617,707       21,121,399
  Money Fund:                                 11,115,639      11,107,273       11,115,639
  Multiple Strategies Fund:                    2,345,271      35,157,572       39,986,876
  Strategic Bond Fund:                         2,411,390      12,386,390       12,346,318
                                                            ------------     ------------
 NET ASSETS                                                 $202,875,179     $234,133,347
                                                            ============     ============

Net assets represented by:


Reserves for annuity contracts in accumulation period: (Notes 1 and 5)

Oppenheimer Funds:

 Aggressive Growth Fund:
  Annuity contracts in accumulation ........................................ $ 46,748,625
 Bond Fund:
  Annuity contracts in accumulation ........................................   11,986,988
 Global Securities Fund:
  Annuity contracts in accumulation ........................................   38,177,558
 Growth Fund:
  Annuity contracts in accumulation ........................................   52,649,944
 High Income Fund:
  Annuity contracts in accumulation ........................................   21,121,399
 Money Fund:
  Annuity contracts in accumulation ........................................   11,115,639
 Multiple Strategies Fund:
  Annuity contracts in accumulation ........................................   39,986,876
 Strategic Bond Fund:
  Annuity contracts in accumulation ........................................   12,346,318
                                                                             ------------
                                                                             $234,133,347
                                                                             ============


See Notes to Financial Statements

Variable Annuity Account G

Statements of Operations and Changes in Net Assets


                                                                             Year Ended December 31,
                                                                             1998             1997
                                                                             ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $ 18,072,003    $  16,622,939
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................      (3,630,872)      (4,148,057)
                                                                         ------------     ------------
Net investment income ...............................................      14,441,131       12,474,882
                                                                         ------------     ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................     159,761,130      143,912,948
 Cost of investments sold ...........................................     141,431,270      127,384,271
                                                                         ------------     ------------
  Net realized gain .................................................      18,329,860       16,528,677
                                                                         ------------     ------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................      39,862,057       25,989,041
 End of year ........................................................      31,258,168       39,862,057
                                                                         ------------     ------------
  Net change in unrealized (loss) gain ..............................      (8,603,889)      13,873,016
                                                                         ------------     ------------
Net realized and unrealized gain on investments .....................       9,725,971       30,401,693
                                                                         ------------     ------------
Net increase in net assets resulting from operations ................      24,167,102       42,876,575
                                                                         ------------     ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................         675,807          679,845
Transfers to the Company's fixed account options ....................      (1,382,953)      (1,083,698)
Redemptions by contract holders .....................................     (87,122,422)     (49,029,578)
Other ...............................................................          39,729           72,529
                                                                         ------------     ------------
 Net decrease in net assets from unit transactions (Note 5) .........     (87,789,839)     (49,360,902)
                                                                         ------------     ------------
Change in net assets ................................................     (63,622,737)      (6,484,327)
NET ASSETS:
Beginning of year ...................................................     297,756,084      304,240,411
                                                                         ------------     ------------
End of year .........................................................    $234,133,347     $ 297,756,084
                                                                         ============     =============



See Notes to Financial Statements

Variable Annuity Account G

Condensed Financial Information - Year Ended December 31, 1998


----------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit             Increase (Decrease)          Units
                             --------------------------        in Value of           Outstanding       Reserves
                              Beginning       End of           Accumulation            at End           at End
                               of Year         Year                Unit                of Year          of Year
----------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
CLIAC I                        $34.245       $37.962             10.85%              1,231,450.0     $46,748,625
----------------------------------------------------------------------------------------------------------------
Bond Fund:
CLIAC I                         16.147        17.014              5.37%                704,529.9      11,986,988
----------------------------------------------------------------------------------------------------------------
Global Securities Fund:
CLIAC I                         21.396        24.087             12.58%              1,584,984.9      38,177,558
----------------------------------------------------------------------------------------------------------------
Growth Fund:
CLIAC I                         31.097        38.044             22.34%              1,383,937.0      52,649,944
----------------------------------------------------------------------------------------------------------------
High Income Fund:
CLIAC I                         24.441        24.187             (1.04%)               873,256.8      21,121,399
----------------------------------------------------------------------------------------------------------------
Money Fund:
CLIAC I                         12.933        13.429              3.84%                827,713.3      11,115,639
----------------------------------------------------------------------------------------------------------------
Multiple Strategies Fund:
CLIAC I                         22.009        23.159              5.23%              1,726,614.1      39,986,876
----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
CLIAC I                         13.235        13.436              1.52%                918,930.8      12,346,318
----------------------------------------------------------------------------------------------------------------

CLIAC I Certain Individual contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts.


See Notes to Financial Statements

Variable Annuity Account G

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies


   Variable Annuity Account G (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the individual deferred variable annuity contracts originally issued by Confederation Life Insurance and Annuity Company. The Contract allows tax-deferred capital accumulation under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on October 2, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

   Oppenheimer Funds
   o Aggressive Growth Fund                 o High Income Fund
   o Bond Fund                              o Money Fund
   o Global Securities Fund                 o Multiple Strategies Fund
   o Growth Fund                            o Strategic Bond Fund


   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $86,412,422 and $159,761,130; $107,026,927 and $143,912,948,
   respectively.

Variable Annuity Account G

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


--------------------------------------------------------------------------------------------------------------------------
 Year Ended December 31, 1998
                                                            Valuation        Proceeds          Cost of            Net
                                                             Period            from          Investments       Realized
                                          Dividends        Deductions          Sales             Sold         Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Funds:
   Aggressive Growth Fund: (1)            $1,514,792       ($ 684,461)      $31,580,795      $28,776,621       $2,804,174
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Bond Fund:                                464,866         (184,859)        7,419,874        7,149,276          270,598
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                 4,707,894         (594,290)       18,158,457       13,465,038        4,693,419
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                            5,251,096         (729,114)       21,533,710       14,747,824        6,785,886
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   High Income Fund:                       1,581,823         (390,535)       21,445,516       20,610,333          835,183
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Money Fund:                               678,425         (179,102)       29,795,344       29,800,027           (4,683)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Multiple Strategies Fund:               3,383,260         (661,691)       19,387,901       16,741,516        2,646,385
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                      489,847         (206,820)       10,439,533       10,140,635          298,898
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account G      $18,072,003      ($3,630,872)     $159,761,130     $141,431,270      $18,329,860
==========================================================================================================================

(1) - Effective May 1, 1998, Capital Appreciation Fund's name changed to Aggressive Growth Fund.

----------------------------------------------------------------------------------------------------------
           Net Unrealized                                      Net
             Gain (Loss)                   Net          Increase (Decrease)               Net Assets
             -----------                Change in          In Net Assets                  ----------
     Beginning           End            Unrealized           from Unit           Beginning           End
      of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
   $ 4,226,567     $ 5,370,139       $ 1,143,572        ($ 16,005,524)
                                                                              $57,976,072      $46,748,625
----------------------------------------------------------------------------------------------------------
       421,912         580,059           158,147           (4,321,837)
                                                                               15,600,073       11,986,988
----------------------------------------------------------------------------------------------------------
    11,088,261       7,268,247        (3,820,014)         (15,487,479)
                                                                               48,678,028       38,177,558
----------------------------------------------------------------------------------------------------------
    14,423,529      13,738,433          (685,096)         (14,806,302)
                                                                               56,833,474       52,649,944
----------------------------------------------------------------------------------------------------------
     1,551,978        (496,308)       (2,048,286)         (13,304,629)
                                                                               34,447,843       21,121,399
----------------------------------------------------------------------------------------------------------
           587           8,367             7,780           (1,483,645)
                                                                               12,096,864       11,115,639
----------------------------------------------------------------------------------------------------------
     7,843,323       4,829,304        (3,014,019)         (17,904,867)
                                                                               55,537,808       39,986,876
----------------------------------------------------------------------------------------------------------
       305,900         (40,073)         (345,973)          (4,475,556)
                                                                               16,585,922       12,346,318
----------------------------------------------------------------------------------------------------------
   $39,862,057     $31,258,168       ($8,603,889)        ($87,789,839)       $297,756,084     $234,133,347
==========================================================================================================

Variable Annuity Account G

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------------------------------------------------
 Year Ended December 31, 1997
                                                             Valuation         Proceeds          Cost of             Net
                                                              Period             from          Investments        Realized
                                           Dividends        Deductions          Sales              Sold          Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------

  Oppenheimer Funds:
   Bond Fund:                             $ 1,009,362         ($212,453)       $4,204,924        $4,160,030          $44,894
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund:               2,866,468          (803,745)       28,899,554        23,679,296        5,220,258
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                    602,525          (690,592)       16,820,542        12,948,341        3,872,201
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                             3,104,980          (767,795)       15,103,836        11,172,290        3,931,546
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   High Income Fund:                        2,914,363          (487,806)       20,184,142        18,692,157        1,491,985
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Money Fund:                                713,727          (186,740)       38,711,682        38,694,901           16,781
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Multiple Strategies Fund:                4,118,483          (772,176)       10,787,425         9,412,986        1,374,439
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                     1,293,031          (226,750)        9,200,843         8,624,270          576,573
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account G       $16,622,939       ($4,148,057)     $143,912,948      $127,384,271      $16,528,677
============================================================================================================================

----------------------------------------------------------------------------------------------------------
           Net Unrealized                                     Net
             Gain (Loss)                  Net          Increase (Decrease)              Net Assets
             -----------               Change in          In Net Assets                 ----------
      Beginning          End           Unrealized           from Unit          Beginning           End
       of Year         of Year        Gain (Loss)         Transactions          of Year          of Year
----------------------------------------------------------------------------------------------------------

       $103,324         $421,912         $318,588         ($2,030,577)
                                                                              $16,470,259      $15,600,073
----------------------------------------------------------------------------------------------------------
      5,965,703        4,226,567       (1,739,136)         (9,468,894)
                                                                               61,901,121       57,976,072
----------------------------------------------------------------------------------------------------------
      5,099,890       11,088,261        5,988,371          (8,005,658)
                                                                               46,911,181       48,678,028
----------------------------------------------------------------------------------------------------------
      8,024,778       14,423,529        6,398,751          (8,510,258)
                                                                               52,676,250       56,833,474
----------------------------------------------------------------------------------------------------------
      1,754,049        1,551,978         (202,071)         (7,570,580)
                                                                               38,301,952       34,447,843
----------------------------------------------------------------------------------------------------------
         11,912              587          (11,325)           (787,093)
                                                                               12,351,514       12,096,864
----------------------------------------------------------------------------------------------------------
      4,244,884        7,843,323        3,598,439          (9,137,273)
                                                                               56,355,896       55,537,808
----------------------------------------------------------------------------------------------------------
        784,501          305,900         (478,601)         (3,850,569)
                                                                               19,272,238       16,585,922
----------------------------------------------------------------------------------------------------------
    $25,989,041      $39,862,057      $13,873,016        ($49,360,902)       $304,240,411     $297,756,084
==========================================================================================================

                         Independent Auditors' Report




The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account G:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account G (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account G as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.




                                          KPMG LLP


Hartford, Connecticut
February 26, 1999